Trade receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,727	$ 8,600
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,727	8,600
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,916	7,758
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	296	279
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	194	230
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	136	137
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	98	137
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	213	249
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	$ (126)	$ (190)	$ (162)	$ (142)